Derivative Liabilities - Schedule of Changes in the Fair Value of the Company's Level 3 DerivativeLiabilities (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Changes in the Fair Value of the Company's Level 3 Financial Liabilities [Abstract]
Balance at the beginning of the period	$ 8,044,931
Change in fair value of embedded conversion option	(3,140,404)
Divestiture of the ADEX Entities	(3,212,295)
Extinguishment of derivatives	(1,692,232)
Balance at the end of the period